Warrant Liability (Tables)	12 Months Ended
Sep. 30, 2022
Warrant Liability
Schedule of fair value of warrant liability

	Number of	Number of	Fair value of
	Private	Public	warrant
	warrants	warrants	liability
			$'000

At date of acquisition (3 September 2021)	6,266,667	8,624,973	29,948
Change in fair value	—	—	98,090
Balance at 30 September 2021	6,266,667	8,624,973	128,038
Warrants exercised	—	(1,852,736)	—
Change in fair value	—	—	(117,394)
Balance at 30 September 2022	6,266,667	6,772,237	10,644